FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of estimated fair value and carrying value of assets and liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2022	2022	2021	2021
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	332,329	332,329	200,652	200,652
Restricted cash	Level 1	72	72	518	518
Derivative instruments assets	Level 2	55,515	55,515	5,862	5,862
Derivative instruments liabilities	Level 2	—	—	(4,764)	(4,764)
Floating rate debt	Level 2	(1,563,657)	(1,579,878)	(1,206,522)	(1,221,603)
Fixed rate debt	Level 2	(151,074)	(159,698)	(426,897)	(465,287)